Quarterly Holdings Report
for
Fidelity® Municipal Income 2025 Fund
September 30, 2024
M25-NPRT1-1124
1.9885832.107
Municipal Securities - 98.4%
	Principal Amount (a)	Value ($)
ALABAMA - 2.2%
State G.O. - 2.2%
Black Belt Energy Gas District 5.25% 6/1/2025 (Morgan Stanley Guaranteed)	500,000	505,088
ARIZONA - 2.2%
Transportation - 2.2%
Phoenix AZ Cvc Imp Crp Apr Rev 5% 7/1/2025 (b)	250,000	253,199
Phoenix AZ Cvc Imp Crp Apr Rev 5% 7/1/2025	250,000	253,926
		507,125
TOTAL ARIZONA		507,125
CALIFORNIA - 2.2%
General Obligations - 0.4%
Poway CA Unified Sch Dist 0% 8/1/2025	90,000	87,922
Health Care - 1.2%
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2017 B, 5% 7/1/2025	270,000	272,186
Transportation - 0.6%
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series B, 5% 7/1/2025 (b)	150,000	151,886
TOTAL CALIFORNIA		511,994
COLORADO - 0.8%
Transportation - 0.8%
E-470 Pub Hwy Auth Colo Rev 0% 9/1/2025 (National Public Finance Guarantee Corporation Insured)	200,000	194,397
CONNECTICUT - 11.2%
Education - 4.2%
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 5% 7/1/2025	50,000	50,108
Connecticut State Health & Educational Facilities Authority (Quinnipiac University, CT Proj.) Series M, 5% 7/1/2025	40,000	40,547
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2025	400,000	405,506
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) 5% 7/1/2025	200,000	201,177
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2025	280,000	281,648
		978,986
General Obligations - 2.2%
Connecticut St Gen. Oblig. Series 2015B, 5% 6/15/2025	175,000	177,673
Connecticut St Gen. Oblig. Series 2016 D, 5% 8/15/2025	330,000	336,521
		514,194
Health Care - 0.8%
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 5% 7/1/2025	175,000	176,546
Housing - 4.0%
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) 5% 5/15/2025	935,000	943,432
TOTAL CONNECTICUT		2,613,158
DISTRICT OF COLUMBIA - 1.4%
Education - 0.3%
District Columbia Rev (Catholic Univ of Amer WA DC Proj.) Series 2018, 5% 10/1/2025	75,000	76,330
Special Tax - 1.1%
Washington DC Met Area Tran Auth Rev Series 2017B, 5% 7/1/2025	250,000	254,012
TOTAL DISTRICT OF COLUMBIA		330,342
FLORIDA - 6.9%
Escrowed/Pre-Refunded - 0.9%
Greater Orlando Aviation Auth Series 2017A, 5% 10/1/2025 (Escrowed to Maturity) (b)	205,000	208,333
General Obligations - 0.2%
Seminole Cnty FL Sch Brd Ctfs (Seminole Cnty FL Sch Dist Proj.) 5% 7/1/2025	40,000	40,645
Health Care - 3.2%
City of Tampa FL (H Lee Moffitt Cancer Ctr Proj.) Series 2016 B, 5% 7/1/2025	100,000	101,213
Lakeland FL Hosp Sys Rev Series 2016, 5% 11/15/2025	430,000	440,013
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2025	200,000	203,300
		744,526
Transportation - 2.6%
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2025 (b)	500,000	508,865
Greater Orlando Aviation Auth Series 2017A, 5% 10/1/2025 (b)	95,000	96,609
		605,474
TOTAL FLORIDA		1,598,978
GEORGIA - 3.7%
Transportation - 3.7%
Atlanta GA Arpt Rev 5% 7/1/2025 (b)	50,000	50,636
Atlanta GA Arpt Rev Series 2023G, 5% 7/1/2025 (b)	800,000	810,177
		860,813
TOTAL GEORGIA		860,813
ILLINOIS - 8.1%
Education - 0.9%
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 5% 9/1/2025	200,000	199,984
Escrowed/Pre-Refunded - 0.5%
Illinois Fin Auth Rev Series 2017 A, 5% 1/1/2025	145,000	145,558
General Obligations - 1.7%
Illinois St Gen. Oblig. Series MAY 2023D, 5% 7/1/2025	200,000	202,928
Kendall Kane & Will Cnty IL Uni Sch Dist No 308 0% 2/1/2025 (Assured Guaranty Municipal Corp Insured)	185,000	182,749
		385,677
Health Care - 2.0%
Illinois Fin Auth Rev (Northwestern Memorial Hosp,Il Proj.) 5% 7/15/2025	200,000	203,109
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2016, 5% 5/15/2025	250,000	252,428
		455,537
Special Tax - 1.5%
Illinois St Sales Tax Rev Series SEPTEMBER 2016 D, 5% 6/15/2025	100,000	101,400
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 1994 A &B, 0% 6/15/2025	270,000	263,611
		365,011
Transportation - 1.5%
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2025 (b)	100,000	100,337
Chicago IL Tran Auth Cap Grnt Rcpts Rev Series 5337, 5% 6/1/2025	250,000	252,588
		352,925
TOTAL ILLINOIS		1,904,692
INDIANA - 1.5%
Health Care - 0.2%
Indiana Fin Auth Health Sys Rev (Indiana University Health Proj.) Series 2019 B, 2.25% tender 12/1/2058 (c)	55,000	54,399
Indiana St Fin Auth Rev (Community Foundation of Northwest Indiana Inc Proj.) 5% 9/1/2025	25,000	25,436
		79,835
Housing - 1.3%
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) Series 2021 A, 5% 7/1/2025	300,000	303,922
TOTAL INDIANA		383,757
KENTUCKY - 1.7%
General Obligations - 1.7%
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 10/1/2025	100,000	102,225
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series 2018, 5% 4/1/2025	300,000	302,866
		405,091
TOTAL KENTUCKY		405,091
LOUISIANA - 0.4%
Transportation - 0.4%
New Orleans LA Aviation Board 5% 1/1/2025 (b)	100,000	100,309
MAINE - 2.4%
Education - 2.4%
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 A, 4% 7/1/2025	465,000	467,399
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 4% 7/1/2025	100,000	100,516
		567,915
TOTAL MAINE		567,915
MARYLAND - 0.6%
Health Care - 0.6%
Maryland St Hlth & HI Ed Facs (Lifebridge Health Proj.) Series 2017, 5% 7/1/2025	150,000	151,919
MASSACHUSETTS - 5.9%
Education - 3.4%
Massachusetts Development Finance Agency (Fisher College Proj.) Series 2017, 5% 4/1/2025	250,000	251,214
Massachusetts Development Finance Agency (Merrimack College, MA Proj.) 5% 7/1/2025	125,000	126,012
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) Series 2019, 5% 7/1/2025	170,000	171,540
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue K Proj.) Series 2017 A, 5% 7/1/2025 (b)	250,000	253,602
		802,368
Escrowed/Pre-Refunded - 0.5%
Massachusetts Development Finance Agency 5% 7/1/2025 (Escrowed to Maturity)	110,000	111,581
Health Care - 0.7%
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) 5% 7/1/2025	40,000	40,518
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) Series 2019 K, 5% 7/1/2025	50,000	50,643
Massachusetts St Dev Fin Agy Rev (Mass General Brigham Inc Proj.) 5% tender 7/1/2038 (c)	10,000	10,042
Massachusetts St Dev Fin Agy Rev (South Shore Hospital, MA Proj.) 5% 7/1/2025	50,000	50,534
		151,737
Transportation - 1.3%
Massachusetts St Port Auth Rev Series 2019 C, 5% 7/1/2025 (b)	300,000	303,918
TOTAL MASSACHUSETTS		1,369,604
MICHIGAN - 3.4%
General Obligations - 1.1%
Warren MI Cons Sch Dist Series 2017, 4% 5/1/2025 (Assured Guaranty Municipal Corp Insured)	250,000	251,365
Health Care - 2.3%
Flint MI Hosp Bldg Auth Rev (Hurley Medical Center, MI Proj.) Series 2020, 5% 7/1/2025	300,000	301,171
Grand Traverse Cnty MI Hosp (Munson Healthcare Proj.) Series A, 5% 7/1/2025	150,000	151,986
Saginaw MI Hosp Fin Auth Hosp (Covenant Medical Center Inc Proj.) Series 2020 J, 5% 7/1/2025	100,000	101,012
		554,169
TOTAL MICHIGAN		805,534
MISSOURI - 3.9%
Transportation - 3.9%
St Louis MO Arpt Rev Series 2017 A, 5% 7/1/2025 (Assured Guaranty Municipal Corp Insured)	370,000	375,756
St Louis MO Arpt Rev Series 2017 B, 5% 7/1/2025 (Assured Guaranty Municipal Corp Insured) (b)	250,000	253,179
St Louis MO Arpt Rev Series 2019C, 5% 7/1/2025	290,000	294,165
		923,100
TOTAL MISSOURI		923,100
NEVADA - 0.3%
General Obligations - 0.3%
Clark Cnty NV School Dist Series 2017 A, 5% 6/15/2025	60,000	60,828
NEW HAMPSHIRE - 1.4%
Health Care - 1.4%
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2025	50,000	50,638
New Hampshire Health and Education Facilities Authority Act (Mass General Brigham Inc Proj.) 5% 7/1/2025	200,000	203,321
NH Health & Ed Facs Auth Rev (Elliot Health System Proj.) Series 2016, 5% 10/1/2025	70,000	71,241
		325,200
TOTAL NEW HAMPSHIRE		325,200
NEW JERSEY - 4.9%
Education - 0.7%
New Jersey Educational Facilities Authority (Stevens Institute of Technolgy Proj.) Series 2017 A, 5% 7/1/2025	105,000	106,278
New Jersey Educational Facilities Authority (Stockton University Proj.) Series 2016A, 5% 7/1/2025	15,000	15,210
New Jersey Educational Facilities Authority (William Paterson College, NJ Proj.) Series 2016 E, 5% 7/1/2025	50,000	50,632
		172,120
General Obligations - 1.6%
New Jersey Eda St Lease Rev (New Jersey St Proj.) Series 2015A, 5% 6/15/2025	200,000	202,882
New Jersey Trans Trust Fund Auth 0% 12/15/2025	140,000	134,923
New Jersey Trans Trust Fund Auth Series 2016 A 1, 5% 6/15/2025	40,000	40,552
		378,357
Health Care - 1.7%
New Jersey Health Care (St Joseph Hosp & Med Ctr, NJ Proj.) Series 2016, 5% 7/1/2025	400,000	402,796
Tobacco Bonds - 0.9%
Tobacco Settlement Fin Corp NJ 5% 6/1/2025	200,000	202,165
TOTAL NEW JERSEY		1,155,438
NEW YORK - 1.7%
Education - 0.5%
Onondaga NY Civic Dev Corp (Le Moyne College Proj.) Series 2015, 5% 7/1/2025	100,000	100,847
Onondaga NY Civic Dev Corp (Le Moyne College Proj.) Series 2018, 5% 1/1/2025	15,000	15,026
		115,873
Health Care - 0.1%
Dutchess Cnty NY Loc Dev Corp Rev (Nuvance Health Proj.) Series 2016 A, 5% 7/1/2025	30,000	30,159
Transportation - 1.1%
Niagara NY Frontier Trans Auth Arpt Rev (Buffalo Niagara Intl Airport Proj.) 5% 4/1/2025 (b)	255,000	256,356
TOTAL NEW YORK		402,388
OHIO - 5.2%
Education - 2.1%
Ohio St Higher Edl Fac Commn (Kenyon College, OH Proj.) 5% 7/1/2025	200,000	202,872
Ohio St Higher Edl Fac Commn (Xavier Univ, OH Proj.) Series 2015C, 5% 5/1/2025	190,000	192,155
Ohio St Higher Edl Fac Commn (Xavier Univ, OH Proj.) Series 2016 - XAVIER UNIV, 5% 5/1/2025	100,000	101,134
		496,161
Health Care - 2.2%
Akron Bath Copley Hsp Dist OH (Summa Health System Proj.) 5% 11/15/2025	150,000	152,637
Hamilton Cnty OH Hosp Facs Rev (TriHealth Inc Proj.) Series 2017A, 5% 8/15/2025	140,000	142,407
Montgomery Cnty OH Health Care (Solvita Proj.) Series 2024, 5% 9/1/2025	200,000	203,253
		498,297
State G.O. - 0.9%
Lancaster Port Auth OH Gas Rev Series 2019, 5% 2/1/2025 (Royal Bank of Canada Guaranteed)	200,000	200,763
TOTAL OHIO		1,195,221
OREGON - 2.7%
Health Care - 0.9%
Clackamas Cnty OR Hsp Fac Auth (Williamette View Inc Proj.) 4% 5/15/2025	200,000	200,090
Transportation - 1.8%
Port of Portland Arpt Rev Series TWENTY FOUR B, 5% 7/1/2025 (b)	420,000	424,781
TOTAL OREGON		624,871
PENNSYLVANIA - 10.3%
Education - 2.6%
Pennsylvania Higher Educational Facilities Authority Series AQ, 5% 6/15/2025 (Pre-refunded to 6/15/2025 at 100)	165,000	167,398
Pennsylvania St Higher Edl Rev (Drexel University, PA Proj.) Series 2016, 5% 5/1/2025	445,000	448,939
		616,337
Escrowed/Pre-Refunded - 0.7%
Delaware Cnty PA Auth Rev Series 2017, 5% 7/1/2025 (Escrowed to Maturity)	125,000	126,749
Doylestown PA Hosp Auth Hosp 5% 7/1/2025 (Escrowed to Maturity)	20,000	20,295
Pennsylvania Higher Educational Facilities Authority Series AQ, 5% 6/15/2025 (Escrowed to Maturity)	35,000	35,497
		182,541
General Obligations - 0.3%
Philadelphia PA Sch Dist 5% 9/1/2025	50,000	50,840
Philadelphia PA Sch Dist Series A, 5% 9/1/2025	20,000	20,336
		71,176
Health Care - 5.6%
Alleg Cnty PA Dev Auth (UPMC Proj.) Series 2019 A, 5% 7/15/2025	600,000	609,561
Butler Cnty PA Hosp Auth Rev (Butler Memorial Hospital,Pa Proj.) Series 2015A, 5% 7/1/2025	30,000	30,033
Centre Cnty PA Hosp Auth Rev (Mount Nittany Medical Center Proj.) Series 2018 A, 5% 11/15/2025	100,000	102,239
Doylestown PA Hosp Auth Hosp 5% 7/1/2025	105,000	105,697
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2025	110,000	111,185
Monroe Cnty PA Hosp Auth Rev (Lehigh Valley Health Proj.) Series 2016, 5% 7/1/2025	50,000	50,606
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2019A, 5% 6/1/2025	300,000	303,571
		1,312,892
Transportation - 1.1%
Philadelphia PA Airport Rev 5% 7/1/2025	50,000	50,755
Philadelphia PA Airport Rev 5% 7/1/2025 (b)	210,000	212,391
		263,146
TOTAL PENNSYLVANIA		2,446,092
PUERTO RICO - 0.2%
General Obligations - 0.2%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.375% 7/1/2025	49,931	50,222
RHODE ISLAND - 0.3%
Education - 0.3%
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2025	65,000	65,838
TENNESSEE - 2.3%
Health Care - 2.3%
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 1, 5% 8/1/2025	250,000	254,141
Knox Cnty TN Health Edl & Hsg Fac Rev (Univ Health System, TN Proj.) 5% 4/1/2025	265,000	266,418
Knox Cnty TN Health Edl & Hsg Fac Rev (Univ Health System, TN Proj.) Series 2016 A, 5% 9/1/2025	15,000	15,182
		535,741
TOTAL TENNESSEE		535,741
TEXAS - 0.9%
Transportation - 0.9%
City of Houston TX Airport System Revenue Series 2018 C, 5% 7/1/2025 (b)	200,000	202,262
UTAH - 0.1%
Transportation - 0.1%
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2025 (b)	30,000	30,330
VERMONT - 2.8%
Education - 2.8%
Vermont St Stud Assit Corp 5% 6/15/2025 (b)	250,000	252,731
Vermont St Stud Assit Corp Series 2015A, 5% 6/15/2025 (b)	300,000	303,277
Vermont St Stud Assit Corp Series 2019 A, 5% 6/15/2025 (b)	105,000	106,147
		662,155
TOTAL VERMONT		662,155
VIRGINIA - 0.5%
Education - 0.5%
Salem Economic Development Authority (Roanoke College Proj.) 5% 4/1/2025	125,000	125,607
WASHINGTON - 4.2%
Health Care - 1.5%
Washington St Health Care Facs Auth Rev (Multicare Medical Ctr,Tacom,Wa Proj.) Series B, 5% 8/15/2025	355,000	360,273
Special Tax - 0.7%
Washington St Convention Ctr Pub Facs Dist 5% 7/1/2025	155,000	156,517
Transportation - 2.0%
Port Seattle WA Rev Series C, 5% 5/1/2025 (b)	465,000	468,901
TOTAL WASHINGTON		985,691
WISCONSIN - 2.1%
Escrowed/Pre-Refunded - 0.4%
Wisconsin Health & Educational Facilities Authority Series 2016, 5% 2/15/2027 (Pre-refunded to 8/15/2025 at 100)	10,000	10,141
Wisconsin Health & Educational Facilities Authority Series 2017 A, 5% 9/1/2025 (Escrowed to Maturity)	100,000	101,803
		111,944
Health Care - 1.7%
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) Series 2016 A, 5% 6/1/2025	180,000	181,643
Wisconsin Health & Educational Facilities Authority (Advocate Health Care Network Proj.) Series 2018 B 4, 5% tender 8/15/2054 (c)	40,000	40,108
Wisconsin Health & Educational Facilities Authority (Froedtert Thedacare Proj.) Series 2017 A, 5% 4/1/2025	155,000	156,323
		378,074
TOTAL WISCONSIN		490,018
TOTAL MUNICIPAL SECURITIES (Cost $23,258,992)		23,091,718

Money Market Funds - 1.6%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (d)(e) (Cost $373,462)	3.50	373,387	373,462

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $23,632,454)	23,465,180
NET OTHER ASSETS (LIABILITIES) - 0.0%	1,658
NET ASSETS - 100.0%	23,466,838

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund	289,026	457,000	372,564	5,440	-	-	373,462	0.0%
Total	289,026	457,000	372,564	5,440	-	-	373,462

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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